Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries	$0.9	$1.0	$1.8	$1.8
Share-based compensation	2.4	3.2	4.6	8.7
Fees and benefits	1.1	1.0	2.0	1.9
Post employment benefits	—	—	0.1	—
Total remuneration of key management personnel	$4.4	$5.2	$8.5	$12.4
Outstanding balances of remuneration of the executive officers and directors are summarized as follows:

As at	June 30, 2023	December 31, 2022
Accounts payable and accrued liabilities	$1.7	$2.8
Outstanding balances	1.7	2.8